SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Details 2)		Mar. 31, 2026 USD ($)	Mar. 31, 2026 JPY (¥)	Dec. 31, 2025 JPY (¥)
Platform Operator, Crypto Asset [Line Items]
Bond payable	[1]	$ 1,581,527	¥ 251,589,348	¥ 58,175,440
Short-term investments		$ 157,506	25,056,000	5,736,500
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Bond payable	[1]
Short-term investments			25,056,000	5,736,500
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Bond payable	[1]
Short-term investments
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Bond payable	[1]		251,589,348	58,175,440
Short-term investments

[1]	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.